BlackRock Advantage Global Fund, Inc.

BlackRock Advantage U.S. Total Market Fund, Inc.

BlackRock Asian Dragon Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock California Municipal Series Trust

BlackRock California Municipal Opportunities Fund

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Financial Institutions Series Trust

BlackRock Summit Cash Reserves Fund

BlackRock Focus Growth Fund, Inc.

BlackRock FundsSM

BlackRock Advantage Emerging Markets Fund

BlackRock Advantage Small Cap Core Fund

BlackRock Commodity Strategies Fund

BlackRock Emerging Markets Equity Strategies Fund

BlackRock Global Long/Short Equity Fund

BlackRock Impact U.S. Equity Fund

BlackRock Money Market Portfolio

BlackRock Real Estate Securities Fund

BlackRock Short Obligations Fund

BlackRock Total Emerging Markets Fund

BlackRock Total Factor Fund

BlackRock Funds II

BlackRock Dynamic High Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta 2060 Fund

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock Managed Income Fund

BlackRock Multi-Asset Income Portfolio

BlackRock Funds III

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2020 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock Funds IV

BlackRock Global Long/Short Credit Fund

BlackRock Impact Bond Fund

BlackRock Systematic Multi-Strategy Fund

BlackRock Funds V

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock Funds VI

BlackRock CoreAlpha Bond Fund

BlackRock Global Allocation Fund, Inc.

BlackRock Large Cap Series Funds, Inc.

BlackRock Large Cap Focus Growth Fund

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Dividend Series, Inc.

BlackRock Mid Cap Dividend Fund

BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Opportunities Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust

BlackRock Strategic Municipal Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Series, Inc.

BlackRock International Fund

BlackRock Strategic Global Bond Fund, Inc.

FDP Series, Inc.

FDP BlackRock Capital Appreciation Fund

FDP BlackRock Equity Dividend Fund

FDP BlackRock International Fund

FDP Series II, Inc.

FDP BlackRock CoreAlpha Bond Fund

Managed Account Series II

BlackRock U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 30, 2019 to the Investor A and/or Investor C Shares Prospectus of each Fund (each, a “Prospectus”)

The subsection entitled “Merrill Lynch” in the section of each Fund’s Prospectus entitled “Intermediary-Defined Sales Charge Waiver Policies” is deleted in its entirety and replaced with the following:

Merrill Lynch:

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account (excluding shares purchased from or through the Fund, the Fund’s distributor or any non-Merrill Lynch platform or account, even if Merrill Lynch serves as broker-dealer of record for such shares) will be eligible only for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and reductions, which may differ from those disclosed elsewhere in the prospectus or SAI.

Front-End Sales Charge Waivers for Investor A Shares available at Merrill Lynch

∎

Shares purchased by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan/plan participants

∎	Shares purchased by or through a 529 Plan

∎

Shares purchased through a Merrill Lynch affiliated investment advisory program, or effective February 1, 2019, exchanges of shares purchased through such a Merrill Lynch program due to the holdings moving from such program to a Merrill Lynch brokerage (non-advisory) account

∎	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

∎	Shares of funds purchased through the Merrill Edge Self-Directed platform

∎	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other BlackRock Fund)

∎	Shares exchanged from Investor C (i.e. level-load) Shares of the same Fund in the month of or following the 10-year anniversary of the purchase date

∎	Shares purchased by employees and registered representatives of Merrill Lynch or its affiliates and their family members

∎	Shares purchased by directors of the Fund, and employees of BlackRock or any of its affiliates, as described in the prospectus

∎

Shares purchased from the proceeds of redemptions from another BlackRock Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

CDSC Waivers on Investor A and C Shares available at Merrill Lynch

∎	Shares sold due to death or disability of the shareholder

∎	Shares sold as part of a systematic withdrawal plan as described in the prospectus

∎	Shares bought due to return of excess contributions from an IRA Account

∎	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2

∎	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

∎	Shares acquired through a Right of Reinstatement

∎

Investor A and C Shares of the Fund held in the following IRA or other retirement brokerage accounts: Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts, that are exchanged for Institutional Shares of the Fund due to transfer to certain fee based accounts or platforms

∎

Effective February 1, 2019, Investor A Shares sold, where such Investor A Shares were received as a result of exchanges of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account

Front-End Sales Charge Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

∎	Breakpoints as described in the prospectus

∎

Rights of Accumulation (ROA) entitle shareholders to breakpoint discounts that will be automatically calculated based on the aggregated holding of BlackRock Fund assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible BlackRock Fund assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

∎	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of BlackRock Funds, through Merrill Lynch, over a 13-month period of time

The following is added to the end of the section of each Prospectus entitled “Intermediary-Defined Sales Charge Waiver Policies”:

Raymond James & Associates, Inc., Raymond James Financial Services and Affiliates (“Raymond James”):

Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on Investor A Shares Available at Raymond James

∎	Shares purchased in a Raymond James investment advisory program.

∎	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other BlackRock Fund).

∎	Shares purchased by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

∎

Shares purchased from the proceeds of redemptions from another BlackRock Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

∎

A shareholder in the Fund’s Investor C shares will have their shares converted at net asset value to Investor A shares of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Investor A and C Shares Available at Raymond James

∎	Shares sold due to death or disability of the shareholder.

∎	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.

∎	Shares bought due to return of excess contributions from an IRA Account.

∎	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2 as described in the Fund’s prospectus.

∎	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

∎	Shares acquired through a Right of Reinstatement.

Front-End Sales Charge Discounts Available at Raymond James: Breakpoints and/or Rights of Accumulation

∎	Breakpoints as described in this prospectus.

∎

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of BlackRock Fund assets held by accounts within the purchaser’s household at Raymond James. Eligible BlackRock Fund assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

Shareholders should retain this Supplement for future reference.

PRO-GLBL-AC-0119SUP